Fees and Commissions Income - Additional Information (Detail) ¥ in Billions	Sep. 30, 2018 JPY (¥)
Fees and Commissions Income [Abstract]
Receivables from contracts with customer included primarily in Other assets	¥ 194
Contract liabilities included primarily in Other liabilities	¥ 6